Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.40

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
2025070618		XXX	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	Credit	Liabilities - XXX	The loan file did not contain sufficient documentation to verify debts associated with all other properties. XXX XXX- Missing the final HUD, Deed, Note and XXX payment letter from this loan# XXX		Document Uploaded. #XXX = XXX XXX Purchase was cancelled. Not funded. - XXX	Cleared. -XXX Response received "THIS LOAN IS CANCELLED. NOT FUNDING". Condition resolved. - XXX Document Uploaded. #XXX = XXX XXX Purchase was cancelled. Not funded. - XXX		XXX	Resolved	3	1	3	1
2025070618		XXX	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					XXX	Cleared	1	1	3	1
2025070618		XXX	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	Property	Value - Value is supported within -XXX% of original appraisal amount	The appraised value was supported within -XXX% and all applicable appraisal guidelines were satisfied.					XXX	Cleared	1	1	3	1
2025070618		XXX	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited reserves months are less than the guideline required reserve months. Cleared.			Cleared - XXX Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s) - XXX Audited Reserves of month(s) are greater than or equal to Guideline Required Reserves of month(s) - XXX		XXX	Resolved	3	1	3	1
2025070536		XXX	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	Compliance	The Deed of Trust is Incomplete	The Deed of Trust is incomplete. The Deed of Trust is missing the date of notary signature.		Document Uploaded. Security Deed Uploaded - XXX	Documentation provided is sufficient. - XXX Document Uploaded. Security Deed Uploaded - XXX		XXX	Resolved	4	1	4	1
2025070536		XXX	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					XXX	Cleared	1	1	4	1
2025070536		XXX	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	Property	Value - Value is supported within -XXX% of original appraisal amount	The appraised value was supported within -XXX% and all applicable appraisal guidelines were satisfied.					XXX	Cleared	1	1	4	1